Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Tax prepayments	275,979	281,662	39,671
Prepaid expenses	23,067	23,633	3,329
Rental and other deposits	20,634	13,843	1,950
Receivables from third-party payment platform	17,927	29,430	4,145
Interest receivable	2,431	5,827	821
Other receivables	17,484	6,164	868
	357,522	360,559	50,784